Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and due from banks	$ 19,919		$ 21,860
Federal funds sold, securities purchased under resale agreements and other short-term investments	213,793		137,313
Trading assets	62,813		57,482
Investment securities:
Available-for-sale, at fair value	252,007		235,199
Held-to-maturity, at cost (included $12,247 and $0 fair value)	12,346		0
Mortgages held for sale (includes $13,879 and $42,305 carried at fair value)	16,763	[1]	47,149	[1]
Loans held for sale (includes $1 and $6 carried at fair value)	133	[1]	110	[1]
Loans (includes $5,995 and $6,206 carried at fair value)	825,799	[1]	799,574	[1]
Allowance for loan losses	(14,502)		(17,060)
Net loans	811,297		782,514
Mortgage servicing rights:
Measured at fair value	15,580		11,538
Amortized	1,229		1,160
Premises and equipment, net	9,156		9,428
Goodwill	25,637		25,637
Other assets (includes $1,386 and $0 carried at fair value)	86,342	[1]	93,578	[1]
Total assets	1,527,015	[2]	1,422,968	[2]
Liabilities
Noninterest-bearing deposits	288,117		288,207
Interest-bearing deposits	791,060		714,628
Total deposits	1,079,177		1,002,835
Short-term borrowings	53,883		57,175
Accrued expenses and other liabilities	69,949		76,668
Long-term debt (includes $0 and $1 carried at fair value)	152,998	[1]	127,379	[1]
Total liabilities	1,356,007	[3]	1,264,057	[3]
Wells Fargo stockholders' equity:
Preferred stock	16,267		12,883
Common stock - $1-2/3 par value, authorized 9,000,000,000 shares; issued 5,481,811,474 shares and 5,481,811,474 shares	9,136		9,136
Additional paid-in capital	60,296		59,802
Retained earnings	92,361		77,679
Cumulative other comprehensive income	1,386		5,650
Treasury stock - 224,648,769 shares and 215,497,298 shares	(8,104)		(6,610)
Unearned ESOP shares	(1,200)		(986)
Total Wells Fargo stockholders' equity	170,142		157,554
Noncontrolling interests	866		1,357
Total equity	171,008		158,911
Total liabilities and equity	$ 1,527,015		$ 1,422,968

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Our consolidated assets at December 31, 2013 and December 31, 2012, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $165 million and $260 million; Trading assets, $162 million and $114 million; Investment Securities, $1.4 billion and $2.8 billion; Mortgages held for sale, $38 million and $469 million; Net loans, $6.0 billion and $10.6 billion; Other assets, $347 million and $457 million, and Total assets, $8.1 billion and $14.6 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2013 and December 31, 2012, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $29 million and $0 million; Accrued expenses and other liabilities, $90 million and $134 million; Long-term debt, $2.3 billion and $3.5 billion; and Total liabilities, $2.4 billion and $3.6 billion, respectively.